SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On August 1, 2024, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per LP Unit, payable on September 27, 2024 to unitholders of record as at the close of business on August 30, 2024.
(b)Sale of road fuels operation
On July 31, 2024, the partnership completed the sale of its road fuels operation once outstanding regulatory approvals were received. As at June 30, 2024, the partnership’s road fuels operation did not meet the criteria to be presented as a disposal group held for sale on the unaudited interim condensed consolidated statement of financial position due to substantive regulatory approvals which remained outstanding at the time.